Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Teléfonica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Receivables (Note 16)	7,564	7,430
Trade receivables	10,074	9,938
Impairment of trade receivables	(3,048)	(2,992)
Receivables from associates and joint ventures (Note 10)	163	139
Other receivables	375	345
Other current assets	2,881	2,702
Contractual assets (Note 23)	229	202
Capitalized costs (Note 23)	1,094	998
Prepayments	1,358	1,344
Short-term insurance and reinsurance contracts assets	164	113
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)	36	45
Total	10,445	10,132

Schedule of Impairment of Trade Receivables
Prepayments at December 31, 2024 includes 599 million euros (736 million euros at December 31, 2023) of advance payments for broadcasting rights for sporting events not yet held. Of this amount, 442 million euros (532 million euros at December 31, 2023) correspond to advance payments under executory contracts related to future sports commitments (see Note 29.c).
The movement in impairment of trade receivables in 2024 and 2023 is as follows:

Millions of euros
Impairment provision at December 31, 2022	2,891
Allowances	582
Transfers	48
Amounts applied	(481)
Translation differences and other	(48)
Impairment provision at December 31, 2023	2,992
Allowances	613
Transfers	27
Amounts applied	(527)
Translation differences and other	(57)
Impairment provision at December 31, 2024	3,048

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2024 and 2023 is as follows:

Millions of euros	12/31/2024		12/31/2023
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,844	(17)	2,755	(28)
Amount not overdue invoiced	2,913	(76)	2,920	(116)
Less than 90 days	855	(159)	994	(157)
Between 90 and 180 days	322	(133)	324	(135)
Between 180 and 360 days	500	(369)	523	(393)
More than 360 days	2,640	(2,294)	2,422	(2,163)
Total	10,074	(3,048)	9,938	(2,992)